Inventory - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Write-down of inventories	$ 154,000	$ 252,000	$ 154,000	$ 444,000	$ 444,000	$ 2,471,000
Hemp Seeds [Member]
Inventory [Line Items]
Write-down of inventories					$ 170,000
Hemp Seeds and CBD Oil [Member]
Inventory [Line Items]
Write-down of inventories						$ 845,000